EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EARNINGS (LOSS) PER SHARE
Net income (loss) attributable to common shareholders, Basic	$ (42.1)	$ 13.0	$ (139.1)	$ 33.3	$ (38.5)	$ (109.0)	$ (239.1)
Net income (loss) attributable to common shareholders, Diluted	$ (42.1)	$ 13.0	$ (139.1)	$ 33.3
Weighted average shares outstanding	301.6	243.2	283.4	243.2
Dilutive securities	0.0	0.0	0.0	0.0
Denominator for earnings per share - weighted average shares	301.6	243.2	283.4	243.2
Earnings (loss) per share, Basic (usd per share)	$ (0.14)	$ 0.05	$ (0.49)	$ 0.14
Earnings (loss) per share, Diluted (usd per share)	$ (0.14)	$ 0.05	$ (0.49)	$ 0.14
Adjustment for shares exchanged (in shares)	47.4	47.4	47.4	47.4	47.4	47.4	47.4